13F-HR

                           Form 13F Holdings Report

                                 UNITED STATES


                                 Washington, D.C.  20549


                                                    FORM 13F


                                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:             March 31, 2012


Check here if Amendment [   ];  Amendment Number :

This Amendment (Check Only one.): [   ] is a restatement.
                                          [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report


Name:       Derek Blackburn

Address:    123 Free Street


            Portland,              ME    04101


13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit

information contained herein is true, corre that it is understood that all required ite schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :


Name:    Spinnaker Trust

Title:
Phone:   2075537160


Signature,Place, and Date Of Signing:


Spinnaker Trust Portland ME March 31, 2012


Report Type (Check only one.):


[X]        13F HOLDINGS REPORT.


[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:







I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:                                0

Form 13F Information Table Entry Total:                          85
Form 13F Information Table Value Total:                   $275,741,33



                                                                    3




List of Other Managers: NONE









                                                                              Investment    Other             Voting Authority
                                                          Market
                                Type          Cusip       Value Shares/PVPRN  Discretion     Mgrs    Sole      Shared        None


Alerian MLP ETF                 Equity        00162Q8      1,571,898  94,465SH     Sole     0        94,465           0           0

AT&T Inc                        Equity        00206R1        298,840   9,569SH     Sole     0         9,569           0           0
Abbott Laboratories             Equity        002824100      373,746   6,098SH     Sole     0         5,658           0         440
Anadarko Pete Corp              Equity        032511107      564,675   7,208SH     Sole     0         7,208           0           0

AON Corp                        Equity        037389103      230,190   4,692SH     Sole     0         4,692           0           0
Apple Computer Inc              Equity        037833100      527,004     879SH     Sole     0           879           0           0

Aqua America Inc                Equity        03836W1      2,183,372  97,953SH     Sole     0        97,953           0           0
Argex Mining, Inc.              Equity        04013Q1         85,179 100,000SH     Sole     0       100,000           0           0
Automatic Data Processing       Equity        053015103      260,718   4,724SH     Sole     0         4,724           0           0

Aviva PLC Cap Secs              Preferred     05382A2        256,565   9,700SH     Sole     0         9,700           0           0
Barkerville Gold Mines LTD      Equity        067642108       35,350  50,000SH     Sole     0        50,000           0           0

Bowmore Exploration LTD         Equity        103034104       74,155 200,000SH     Sole     0       200,000           0           0
Caterpillar Inc Del             Equity        149123101      239,244   2,246SH     Sole     0         2,246           0           0

Chevron Corporation             Equity        166764100      929,511   8,670SH     Sole     0         8,670           0           0
Church & Dwight Inc             Equity        171340102    1,676,395  34,080SH     Sole     0        34,080           0           0
Coca Cola Co                    Equity        191216100      419,193   5,664SH     Sole     0         5,529           0         135

ConocoPhillips                  Equity        20825C1        208,191   2,739SH     Sole     0         2,515           0         224
Du Pont (E I) de Nemours        Equity        263534109      630,304  11,915SH     Sole     0        11,315           0         600

Dunav Resources LTD             Equity        264844101       50,773 133,333SH     Sole     0       133,333           0           0
Emerson Elec Co                 Equity        291011104      807,903  15,483SH     Sole     0        14,241           0       1,242
Exxon Mobil Corp                Equity        30231G1      3,081,343  35,528SH     Sole     0        35,158           0         370

General Elec Co                 Equity        369604103    1,684,395  83,926SH     Sole     0        83,266           0         660
Gold Canyon Resources           Equity        38055D1         75,000  50,000SH     Sole     0        50,000           0           0

Goldman Sachs 6.5%              Preferred     38144G1        429,303  16,750SH     Sole     0        16,750           0           0

International Business          Equity        459200101    2,542,400  12,185SH     Sole     0        12,185           0           0

iShares MSCI Brazil Index       Equity        464286400    2,214,734  34,252SH     Sole     0        34,240           0          12
iShares MSCI Canada Index       Equity        464286509    2,123,885  74,943SH     Sole     0        74,909           0          34

iShares MSCI United Kingdom     Equity        464286699    2,155,338 124,586SH     Sole     0       124,586           0           0
iShares MSCI Sweden             Equity        464286756    2,457,843  84,724SH     Sole     0        84,724           0           0

iShares MSCI Italy Index FD     Equity        464286855    2,001,279 153,003SH     Sole     0       153,003           0           0
iShares Barclays                Equity        464287226    9,259,476  84,292SH     Sole     0        83,650           0         642
iShares iBoxx $ Investment      Equity        464287242   11,012,832  95,242SH     Sole     0        94,758           0         484

iShares Barclays 1-3 Year       Equity        464287457    1,280,821  15,190SH     Sole     0        14,539           0         651
iShares Tr MSCI EAFE            Equity        464287465      208,143   3,792SH     Sole     0         3,792           0           0

iShares Dow Jones US            Equity        464287580    3,912,870  48,313SH     Sole     0        48,313           0           0
iShares S&P SmallCap 600        Equity        464287804    1,389,987  18,215SH     Sole     0        18,215           0           0
iShares MSCI ACWI Index         Equity        464288257      333,657   7,069SH     Sole     0         7,069           0           0

iShares iBoxx $ High Yield      Equity        464288513    2,413,656  26,606SH     Sole     0        26,603           0           3
iShares Barclays 1-3 Year       Equity        464288646   18,037,017 171,634SH     Sole     0       171,316           0         318

iShares Barclays 3-7 Year       Equity        464288661      659,632   5,447SH     Sole     0         5,357           0          90
iShares S&P Pref Stk Index      Equity        464288687    1,790,726  45,869SH     Sole     0        45,851           0          18

iShares Dow Jones US            Equity        464288810    2,982,586  43,965SH     Sole     0        43,965           0           0
iShares Dow Jones US            Equity        464288828    3,450,540  51,593SH     Sole     0        51,593           0           0
iShares Dow Jones US            Equity        464288836    4,404,589  53,029SH     Sole     0        53,029           0           0

iShares Dow Jones US Oil        Equity        464288844    2,281,080  42,637SH     Sole     0        42,637           0           0
JPMorgan Chase & Co             Equity        46625H1        337,033   7,330SH     Sole     0         7,330           0           0

Johnson & Johnson               Equity        478160104      342,530   5,193SH     Sole     0         5,193           0           0
KeyCorp                         Equity        493267108      424,694  49,964SH     Sole     0        49,964           0           0
Levon Resources LTD             Equity        527901102       70,700 100,000SH     Sole     0       100,000           0           0

Market Vectors                  Equity        57060U6      3,431,890  64,961SH     Sole     0        64,930           0          31
MasterCard Inc CL A             Equity        57636Q1        216,578     515SH     Sole     0           515           0           0

McDonalds Corp                  Equity        580135101      461,953   4,709SH     Sole     0         4,709           0           0
Medallion Financial Corp        Equity        583928106      111,600  10,000SH     Sole     0        10,000           0           0

Merck & Co Inc New Com          Equity        58933Y1        443,021  11,537SH     Sole     0        11,537           0           0
NSX Silver Inc                  Equity        62942J109       79,371 255,500SH     Sole     0       255,500           0           0
Northeast Bancorp Com Stk       Equity        663904209      232,467  19,852SH     Sole     0        19,852           0           0

Oracle Corp                     Equity        68389X1        247,044   8,472SH     Sole     0         8,472           0           0
Pepsico Inc                     Equity        713448108      658,258   9,921SH     Sole     0         9,921           0           0

Pilot Gold Inc                  Equity        72154R1         22,688  12,500SH     Sole     0        12,500           0           0
PowerShares QQQ Tr Unit         Equity        73935A1        252,637   3,740SH     Sole     0         3,740           0           0
PowerShares Dynamic             Equity        73935X8      3,723,174 130,272SH     Sole     0       130,272           0           0

PowerShares Global Clean        Equity        73936T615      165,173  18,373SH     Sole     0        18,373           0           0
Procter & Gamble Co             Equity        742718109      716,996  10,668SH     Sole     0        10,668           0           0

SPDR Tr Unit Ser 1              Equity        78462F103    3,760,190  26,704SH     Sole     0        26,704           0           0
SPDR S&P Capital Markets        Equity        78464A7      1,310,609  38,536SH     Sole     0        38,536           0           0

Biotech Select Sector           Equity        78464A8      3,302,239  41,042SH     Sole     0        41,042           0           0
SPDR S&P Midcap 400 ETF         Equity        78467Y1      4,758,817  26,334SH     Sole     0        26,334           0           0
Materials Select Sector         Equity        81369Y1      2,605,830  70,485SH     Sole     0        70,485           0           0

Consumer Staples Select         Equity        81369Y3      4,535,162 133,074SH     Sole     0       133,074           0           0

Consumer Discretionary          Equity        81369Y4      6,605,775 146,502SH     Sole     0       146,502           0           0
Energy Select Sector SPDR       Equity        81369Y5      6,634,794  92,471SH     Sole     0        92,471           0           0

Financial Select Sector SPDR    Equity        81369Y6      5,822,274 368,615SH     Sole     0       368,615           0           0
Industrial Select Sector        Equity        81369Y7      3,917,500 104,704SH     Sole     0       104,704           0           0

Technology Select Sector        Equity        81369Y8     18,860,315 625,342SH     Sole     0       625,342           0           0
3M Company                      Equity        88579Y1     68,428,620 767,051SH     Sole     0       766,749           0         302
Union Pacific Corp              Equity        907818108      775,468   7,215SH     Sole     0         6,951           0         264

United Technologies Corp        Equity        913017109      312,269   3,765SH     Sole     0         3,765           0           0
Vanguard Emerging               Equity        922042858    6,108,752 140,528SH     Sole     0       140,460           0          68

Vanguard Intermediate-          Equity        92206C8      8,089,580  96,592SH     Sole     0        95,232           0       1,360
Vanguard Mid-Cap ETF            Equity        922908629      296,217   3,631SH     Sole     0         3,631           0           0
Wisdom Tree MGD Futures         Equity        97717W1      3,410,835  78,845SH     Sole     0        78,823           0          22

WisdomTree Emerging             Equity        97717W3      4,264,292  74,020SH     Sole     0        73,998           0          22
MFC Wisdomtree India            Equity        97717W4      1,502,259  77,918SH     Sole     0        77,918           0           0

WisdomTree SmallCap             Equity        97717W6      5,860,855 119,390SH     Sole     0       119,390           0           0
Wisdom Tree Intl L/C            Equity        97717W7      9,034,536 209,618SH     Sole     0       209,481           0         137


